Marketable Securities and Fair Value - Financial Assets at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	$ 17,111	$ 23,217	$ 48,510
Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	3,102	2,746	5,421
Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	14,009	20,471	43,089
Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	3,102	2,746	5,421
Money Market Funds | Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	3,102	2,746	5,421
Money Market Funds | Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
Money Market Funds | Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	1,565	4,206	12,571
Corporate Debt Securities | Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
Corporate Debt Securities | Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	1,565	4,206	12,571
Corporate Debt Securities | Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
U.S. Government Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	3,199	5,299	21,769
U.S. Government Securities | Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
U.S. Government Securities | Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	3,199	5,299	21,769
U.S. Government Securities | Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	9,245	10,966	6,145
Commercial Paper | Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	0	0	0
Commercial Paper | Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	9,245	10,966	6,145
Commercial Paper | Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities	$ 0	$ 0	0
Certificates of Deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			696
Certificates of Deposit | Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			0
Certificates of Deposit | Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			696
Certificates of Deposit | Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			0
Municipal Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			1,908
Municipal Securities | Basis of Fair Value Measurements, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			0
Municipal Securities | Basis of Fair Value Measurements, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			1,908
Municipal Securities | Basis of Fair Value Measurements, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents and marketable securities			$ 0